Assets Held for Sale Assets Held For Sale (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Assets Held for Sale [Line Items]
Document Period End Date	Jun. 30, 2020
Assets Held For Sale, non-current	$ 0		$ 77,536
Proceeds from Sale of Property, Plant, and Equipment	52,518	$ 47,302
Gain (Loss) on Disposition of Assets	$ 0
Ultramax pool [Member]
Assets Held for Sale [Line Items]
Vessels sold	4
Number of vessels held for sale		4	4